STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 3,379	$ 369	$ 116,660	$ (114)		$ (121,669)		$ (1,375)
Balance (in shares) at Dec. 31, 2008	2,780,453	326,797
Stock based compensation	0	0	130	0		0		130
Release of restricted shares to employees and directors, net	213	0	(187)	0		0		26
Release of restricted shares to employees and directors, net (in shares)	163,595	0
Comprehensive income:
Foreign currency translation adjustments	0	0	0	117		0	117	117
Net income	0	0	0	0		496	496	496
Total comprehensive income							613
Balance at Dec. 31, 2009	3,592	369	116,603	3	[1]	(121,173)		(606)
Balance (in shares) at Dec. 31, 2009	2,944,048	326,797
Stock based compensation	0	0	95	0		0		95
Release of restricted shares to employees and directors, net	229	0	(193)	0		0		36
Release of restricted shares to employees and directors, net (in shares)	172,666	0
Issuance of shares, in connection with interest expenses	98		(26)					72
Issuance of shares, in connection with interest expenses (in shares)	73,369
Issuance of shares in connection with compensation to consultants	62		(23)					39
Issuance of shares in connection with compensation to consultants (in shares)	45,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	52		0	52	52
Net income	0	0	0	0		669	669	669
Total comprehensive income							721
Balance at Dec. 31, 2010	3,981	369	116,456	55	[1]	(120,504)		357
Balance (in shares) at Dec. 31, 2010	3,235,083	326,797
Stock based compensation	0	0	102	0		0		102
Release of restricted shares to employees and directors, net	172	0	(172)	0		0		0
Release of restricted shares to employees and directors, net (in shares)	123,861	0
Issuance of shares, in connection with interest expenses	61		(25)					36
Issuance of shares, in connection with interest expenses (in shares)	43,005
Issuance of shares to an investor	72		(23)					49
Issuance of shares to an investor (in shares)	50,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	(55)		0	(55)	(55)
Net income	0	0	0	0		(219)	(219)	(219)
Total comprehensive income							(274)
Balance at Dec. 31, 2011	$ 4,286	$ 369	$ 116,338	$ 0	[1]	$ (120,723)		$ 270
Balance (in shares) at Dec. 31, 2011	3,451,949	326,797

[1]	All accumulated other comprehensive income (loss) derived from foreign currency translation adjustments.